Property, Equipment, Network Under Construction, and Software (Details) - Schedule of Future amortization	Dec. 31, 2020 USD ($)
Future amortization is expected as follows:
For the twelve months ending December 31, 2021	$ 256
For the twelve months ending December 31, 2022	241
For the twelve months ending December 31, 2023	$ 181